Leases - Expense (Details) - Forge Nano, Inc. - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Leases
Lease cost - Operating lease cost	$ 4,779	$ 2,478	$ 7,358	$ 726
Other information:
Cash paid for amounts included in the measurement of lease liabilities - Operating cash flows from operating leases	3,397	357	2,477	$ 660
Right-of-use assets obtained in exchange for new operating lease liabilities	$ (1,674)	$ 59,079	$ 59,079
Weighted-average remaining lease term (years) - Operating leases	13 years 5 months 1 day	14 years 3 months 18 days	13 years 10 months 9 days	4 years 6 months 29 days
Weighted-average discount rate - Operating leases	9.75%	10.49%	10.49%	10.00%